GSMBS 2026-CES3

Opus Capital Markets Consultants, LLC

5718 Westheimer Road - Suite 1000 | Houston, TX 77057 | www.opuscmc.com | 224.632.1300

Executive Narrative

May 12, 2026

Performed by
Opus Capital Markets Consultants, LLC

For
Goldman Sachs Mortgage Company

This report summarizes the results of a due diligence review performed on one thousand two hundred thirty-seven (1237) loans provided by Goldman Sachs Mortgage Company (Customer) who provided Opus Captial Markets Consultants, LLC (Consultant) with a data tape, from which 100% of the loan sample was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed compliance and credit review on one thousand two hundred thirty-eight (1238) loans. One (1) loan was removed from the final population.

As detailed herein, the pool contains a total of one thousand two hundred thirty-seven (1237) Closed End Second loans, of which one hundred seventy-seven (178) were NQM, two hundred forty-three (243) QM APOR HP, eight hundred two (802) QM APOR SH and fourteen (14) ATR/QM: Exempt. Three (3) loans have a final QM status of ATR Risk: Lender did not document all ATR UW Factors. All loans were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

Closed End Second

Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)
Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.

b)	Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client provided underwriting guidelines.

c)
Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client provided underwriting guidelines.

d)	Assets: Confirm the presence of adequate asset documentation to comply with the Client provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.

e)
Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client provided underwriting guidelines and regulatory requirements.

f)
Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client provided underwriting guidelines.

g)
Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client provided underwriting guideline and regulatory requirements.

h)	Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client provided underwriting guideline requirements.

i)	Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client provided underwriting guidelines.

j)	Compensating Factors: Verify exceptions to the Client provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file will be performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a) Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.

•
Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

•
Mortgage / Deed of Trust: Verify the presence of a copy Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recoded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b) Closing Docs

•
Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.

•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.

•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination

•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c) Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.

•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.

•
Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client provided underwriting guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that that the file contains a verification of rent or a verification of mortgage form.

•	Letters of Explanation: When Letters of Explanation are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•	Gift Letters: When Gift Letters are required by the Client provided underwriting guidelines, verify the presence of any such letters exist in the loan file.

•
Income Documentation: Verify the presence of income and employment related documentation required by the Client provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

•	Asset Documentation: Verify the presence of asset documentation required by the Client provided underwriting guidelines in the loan file.

•
Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the relative Client provided underwriting guidelines.

Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard, and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.    The “material”[1] disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, as set forth below:
a.    For Right of Rescission
i.     A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).
A.    This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.
B.    A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.
b.    For TILs (Application Dates prior to 10/3/2015)
i.         Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.        Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any
TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;
c.     For TRID Disclosures (Application Dates on or after 10/3/2015)
i.         Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;
ii.        Review the required sections of each LE to ensure they were populated in accordance with the TRID
Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;
iii.       Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at leas three (3)
business days prior to consummation;
iv.	Review the required sections of each CD to ensure they were populated in accordance with the TRID
Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.    Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule;

3.    The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.    Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.    Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

6.    The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.    The requirements for Higher-Price Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.    The appraisal and valuation requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.35;

9.    The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.  The escrow requirements of RESPA, as implemented by Regulation X, 12 C.F.R 1024.17;

11.  The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.  Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.

13.  For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.  Documentation. Review of the following documents for regulatory compliance:
a.    Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.     If the loan is in an escrow state, the HUD-1 will be considered final as follows:
A.    HUD-1 is marked Final;
i.  If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii. There should be no markings indicating that the HUD-1 is estimated.
B.    HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.    If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.    Final Truth in Lending Disclosure (“TIL”), if applicable
c.     Loan Estimate, if applicable
i.     The Loan Estimate in will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.
d.    Closing Disclosure, if applicable
i.     The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.
e.    Notice of Right to Cancel (if applicable)

f.     Initial TIL, if applicable
g.    Good Faith Estimate (“GFE”), if applicable
h.    Note
i.     Mortgage/Deed of Trust
j.     FACTA disclosures
k.    Third Party Fees
i.     Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.
ii.    CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.
iii.   Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described in Section 2(f).

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.    For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification.  For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.    For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.    For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).
              a.   Qualified Mortgage:
i.     For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately.  Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.    For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.
              b.   Ability to Repay:
i.     The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing reasonably reliable third-party documentation at or before consummation.
1.    Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.    Current employment status
3.    Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.
4.    Monthly payment on any simultaneous loans secured by the subject property.
5.    Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.    Debts, alimony, and child support obligations
7.    Monthly debt-to-income ratio or residual income
8.    Credit history
ii.    For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.   Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)    Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating of the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)    Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time-period is not limited for claims, other than recession, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant will not review for compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:
•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
•	Affiliated Business Disclosure
•	Initial Escrow Disclosure Statement
•	Fair Credit Report Act (Regulation V)

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.
•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq.
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.
•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).
•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.
•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.
•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).
•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.
•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.
•
Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann.  Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.
•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.
•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
•	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.
•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et. seq., as amended from time to time.
•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.

•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.
•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.
•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.
•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.
•
North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen.  Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.
•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.
•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.
•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•
Rhode Island Home Loan Protection Act, R.I.  Gen.  L.  34-25.1-2 et seq, as implemented by Emergency Banking Regulation 3 (2006) and Final Banking Regulation 3 (2007) and amended by Senate Bill 371 (2007).

•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.
•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.
•	Section 50(a)(6), Article XVI of the Texas Constitution
•	Section 50(f)(2), Article XVI of the Texas Constitution
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.
•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.
•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).

•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.
•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg. 46.01 et seq.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

1) Misrepresentation Review and Valuation Review
Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•
Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

•	Alerts: Assess credit report alerts for accuracy and potential issues.
•	Social Security Numbers: Compare SSN(s) across all file documents.
•
Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

•	Data Consistency: Review the documents contained in the loan file for consistency of data.
•	Third Party Fraud Tools: To the extent a third-party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values
Review each loan to determine whether a third-party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products.  i) Consultant will perform the following steps.
•	Property is complete
•
Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

•	Property is described in average or better condition
•	No apparent appraiser independence violation statements
•	Appraisal addresses any adverse comments
•	Appraisal is completed on appropriate GSE Forms
•	Appraisal contains required attachments.
•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation Consultant des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation Consultant to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.

Value Review Disclaimer
•
The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

•	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.
•	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
•
Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.
If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:

•	No apparent damage to the property
•	Property appears to be occupied

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

•	Appraised Value

•	CLTV

•	DTI

•	FICO

•	Interest Only

•	Interest Rate

•	Loan Term

•	Loan Purpose

•	LTV

•	Occupancy

•	Original Balance

•	Property Address

•	Property City

•	Property State

•	Property Type

•	Sales Price

•	Second Mortgage Lien Amount

•	Self Employed

•	Units

•	Zip Code

•	Loan Type

•	QM Status

Rating Agency Grading Criteria

Fitch Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus Grading Criteria
1) Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

Opus Credit Grades

•	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.

•	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.

•
Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus Property Grades

•	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.

•	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.

•
Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus Compliance Grades

•	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.

•
Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.

•	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

REDACTED INFORMATION

•	Borrower Name
•	Co-Borrower Name
•	SSNs
•	Property Address, City, County, MSA, Zip
•	Mailing Address
•	Account Number, including Originator and Servicer Loan Number
•	Origination Date
•	Names of Borrowers or any other Individuals
•	Company and Entity Names
•	Financial Institution Names
•	Job Position Titles
•	Any Address
•	Any Location Information (other than state), including City, County, MSA and Zip
•	Account Numbers of any type
•	Insurance Claim Numbers
•	Insurance Policy Numbers
•	Foreclosure Action dates and Case Numbers
•	Bankruptcy Action dates and Case Numbers
•	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

Pool Details

Purpose
Type	Count	% of Pool
Cash out Refi	1237	100.00%
Purchase	0	0.00%
Rate / Term Refi	0	0.00%
Total	1237	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	857	69.28%
Co-op	0	0.00%
Condo, Low Rise	49	3.96%
Condo, High Rise	0	0.00%
PUD	274	22.15%
1 Family Attached	47	3.80%
2 Family	10	0.81%
3 Family	0	0.00%
4 Family	0	0.00%
Total	1237	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	1201	97.09%
Second Home	11	0.89%
Investment Property	25	2.02%
Total	1237	100.00%

Product Type
Type	Count	% of Pool
Fixed	1237	100.00%
ARM	0	0.00%
Total	1237	100.00%

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there was no obligor with multiple loans in the pool.

Tape Discrepancies

Data Element	Count	Accuracy
Amount of Other Lien	1	99.92%
Borrower 1 First Name	23	98.14%
Borrower 1 Last Name	62	94.99%
Interest Rate	360	70.90%
Note Date	1	99.92%
Occupancy	6	99.51%
Property Address	10	99.19%
Property City	3	99.76%
Property Type	313	74.70%
Property Zip Code	1	99.92%
Qualifying CLTV	838	32.26%
Qualifying FICO	27	97.82%
Qualifying Total Debt Income Ratio	3	99.76%
Total Loans	1237

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A
Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C
Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A
First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B
First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability

C
Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated May 12, 2026.

Overall Grade Summary
Kroll and S&P NRSRO Grade	# of Loans	% of Loans
A	1071	86.58%
B	164	13.26%
C	2	0.16%
D	0	0.00%
N/A	0	0.00%

Compliance Grade Summary
Kroll and S&P NRSRO Grade	# of Loans	% of Loans
A	1104	89.25%
B	133	10.75%
C	0	0.00%
D	0	0.00%

Credit Grade Summary
Kroll and S&P NRSRO Grade	# of Loans	% of Loans
A	1225	99.03%
B	12	0.97%
C	0	0.00%
D	0	0.00%

Property Grade Summary
Kroll and S&P NRSRO Grade	# of Loans	% of Loans
A	1205	97.41%
B	26	2.10%
C	3	0.24%
D	0	0.00%
N/A	3	0.24%

Loans Reviewed (1237)

54920260511001	54920260511053	54920260511105	54920260511157	54920260511209	54920260511261	54920260511313	54920260511365
54920260511002	54920260511054	54920260511106	54920260511158	54920260511210	54920260511262	54920260511314	54920260511366
54920260511003	54920260511055	54920260511107	54920260511159	54920260511211	54920260511263	54920260511315	54920260511367
54920260511056	54920260511108	54920260511160	54920260511212	54920260511264	54920260511316	54920260511368	54920260511884
54920260511005	54920260511057	54920260511109	54920260511161	54920260511213	54920260511265	54920260511317	54920260511369
54920260511006	54920260511058	54920260511110	54920260511162	54920260511214	54920260511266	54920260511318	54920260511370
54920260511007	54920260511059	54920260511111	54920260511163	54920260511215	54920260511267	54920260511319	54920260511371
54920260511008	54920260511060	54920260511112	54920260511164	54920260511216	54920260511268	54920260511320	54920260511372
54920260511009	54920260511061	54920260511113	54920260511165	54920260511217	54920260511269	54920260511321	54920260511373
54920260511010	54920260511062	54920260511114	54920260511166	54920260511218	54920260511270	54920260511322	54920260511374
54920260511011	54920260511063	54920260511115	54920260511167	54920260511219	54920260511271	54920260511323	54920260511375
54920260511012	54920260511064	54920260511116	54920260511168	54920260511220	54920260511272	54920260511324	54920260511376
54920260511013	54920260511065	54920260511117	54920260511169	54920260511221	54920260511273	54920260511325	54920260511377
54920260511014	54920260511066	54920260511118	54920260511170	54920260511222	54920260511274	54920260511326	54920260511378
54920260511015	54920260511067	54920260511119	54920260511171	54920260511223	54920260511275	54920260511327	54920260511379
54920260511016	54920260511068	54920260511120	54920260511172	54920260511224	54920260511276	54920260511328	54920260511380
54920260511017	54920260511069	54920260511121	54920260511173	54920260511225	54920260511277	54920260511329	54920260511381
54920260511018	54920260511070	54920260511122	54920260511174	54920260511226	54920260511278	54920260511330	54920260511382
54920260511019	54920260511071	54920260511123	54920260511175	54920260511227	54920260511279	54920260511331	54920260511383
54920260511020	54920260511072	54920260511124	54920260511176	54920260511228	54920260511280	54920260511332	54920260511384
54920260511021	54920260511073	54920260511125	54920260511177	54920260511229	54920260511281	54920260511333	54920260511385
54920260511022	54920260511074	54920260511126	54920260511178	54920260511230	54920260511282	54920260511334	54920260511386
54920260511023	54920260511075	54920260511127	54920260511179	54920260511231	54920260511283	54920260511335	54920260511387
54920260511024	54920260511076	54920260511128	54920260511180	54920260511232	54920260511284	54920260511336	54920260511388
54920260511025	54920260511077	54920260511129	54920260511181	54920260511233	54920260511285	54920260511337	54920260511389
54920260511026	54920260511078	54920260511130	54920260511182	54920260511234	54920260511286	54920260511338	54920260511390
54920260511027	54920260511079	54920260511131	54920260511183	54920260511235	54920260511287	54920260511339	54920260511391
54920260511028	54920260511080	54920260511132	54920260511184	54920260511236	54920260511288	54920260511340	54920260511392
54920260511029	54920260511081	54920260511133	54920260511185	54920260511237	54920260511289	54920260511341	54920260511393
54920260511030	54920260511082	54920260511134	54920260511186	54920260511238	54920260511290	54920260511342	54920260511394
54920260511031	54920260511083	54920260511135	54920260511187	54920260511239	54920260511291	54920260511343	54920260511395
54920260511032	54920260511084	54920260511136	54920260511188	54920260511240	54920260511292	54920260511344	54920260511396
54920260511033	54920260511085	54920260511137	54920260511189	54920260511241	54920260511293	54920260511345	54920260511397
54920260511034	54920260511086	54920260511138	54920260511190	54920260511242	54920260511294	54920260511346	54920260511398
54920260511035	54920260511087	54920260511139	54920260511191	54920260511243	54920260511295	54920260511347	54920260511399
54920260511036	54920260511088	54920260511140	54920260511192	54920260511244	54920260511296	54920260511348	54920260511400
54920260511037	54920260511089	54920260511141	54920260511193	54920260511245	54920260511297	54920260511349	54920260511401
54920260511038	54920260511090	54920260511142	54920260511194	54920260511246	54920260511298	54920260511350	54920260511402
54920260511039	54920260511091	54920260511143	54920260511195	54920260511247	54920260511299	54920260511351	54920260511403
54920260511040	54920260511092	54920260511144	54920260511196	54920260511248	54920260511300	54920260511352	54920260511404
54920260511041	54920260511093	54920260511145	54920260511197	54920260511249	54920260511301	54920260511353	54920260511405
54920260511042	54920260511094	54920260511146	54920260511198	54920260511250	54920260511302	54920260511354	54920260511406
54920260511043	54920260511095	54920260511147	54920260511199	54920260511251	54920260511303	54920260511355	54920260511407
54920260511044	54920260511096	54920260511148	54920260511200	54920260511252	54920260511304	54920260511356	54920260511408
54920260511045	54920260511097	54920260511149	54920260511201	54920260511253	54920260511305	54920260511357	54920260511409
54920260511046	54920260511098	54920260511150	54920260511202	54920260511254	54920260511306	54920260511358	54920260511410
54920260511047	54920260511099	54920260511151	54920260511203	54920260511255	54920260511307	54920260511359	54920260511411
54920260511048	54920260511100	54920260511152	54920260511204	54920260511256	54920260511308	54920260511360	54920260511412
54920260511049	54920260511101	54920260511153	54920260511205	54920260511257	54920260511309	54920260511361	54920260511413
54920260511050	54920260511102	54920260511154	54920260511206	54920260511258	54920260511310	54920260511362	54920260511414
54920260511051	54920260511103	54920260511155	54920260511207	54920260511259	54920260511311	54920260511363	54920260511415
54920260511052	54920260511104	54920260511156	54920260511208	54920260511260	54920260511312	54920260511364	54920260511416

54920260511417	54920260511469	54920260511521	54920260511573	54920260511625	54920260511677	54920260511729	54920260511781
54920260511418	54920260511470	54920260511522	54920260511574	54920260511626	54920260511678	54920260511730	54920260511782
54920260511419	54920260511471	54920260511523	54920260511575	54920260511627	54920260511679	54920260511731	54920260511783
54920260511420	54920260511472	54920260511524	54920260511576	54920260511628	54920260511680	54920260511732	54920260511784
54920260511421	54920260511473	54920260511525	54920260511577	54920260511629	54920260511681	54920260511733	54920260511785
54920260511422	54920260511474	54920260511526	54920260511578	54920260511630	54920260511682	54920260511734	54920260511786
54920260511423	54920260511475	54920260511527	54920260511579	54920260511631	54920260511683	54920260511735	54920260511787
54920260511424	54920260511476	54920260511528	54920260511580	54920260511632	54920260511684	54920260511736	54920260511788
54920260511425	54920260511477	54920260511529	54920260511581	54920260511633	54920260511685	54920260511737	54920260511789
54920260511426	54920260511478	54920260511530	54920260511582	54920260511634	54920260511686	54920260511738	54920260511790
54920260511427	54920260511479	54920260511531	54920260511583	54920260511635	54920260511687	54920260511739	54920260511791
54920260511428	54920260511480	54920260511532	54920260511584	54920260511636	54920260511688	54920260511740	54920260511792
54920260511429	54920260511481	54920260511533	54920260511585	54920260511637	54920260511689	54920260511741	54920260511793
54920260511430	54920260511482	54920260511534	54920260511586	54920260511638	54920260511690	54920260511742	54920260511794
54920260511431	54920260511483	54920260511535	54920260511587	54920260511639	54920260511691	54920260511743	54920260511795
54920260511432	54920260511484	54920260511536	54920260511588	54920260511640	54920260511692	54920260511744	54920260511796
54920260511433	54920260511485	54920260511537	54920260511589	54920260511641	54920260511693	54920260511745	54920260511797
54920260511434	54920260511486	54920260511538	54920260511590	54920260511642	54920260511694	54920260511746	54920260511798
54920260511435	54920260511487	54920260511539	54920260511591	54920260511643	54920260511695	54920260511747	54920260511799
54920260511436	54920260511488	54920260511540	54920260511592	54920260511644	54920260511696	54920260511748	54920260511800
54920260511437	54920260511489	54920260511541	54920260511593	54920260511645	54920260511697	54920260511749	54920260511801
54920260511438	54920260511490	54920260511542	54920260511594	54920260511646	54920260511698	54920260511750	54920260511802
54920260511439	54920260511491	54920260511543	54920260511595	54920260511647	54920260511699	54920260511751	54920260511803
54920260511440	54920260511492	54920260511544	54920260511596	54920260511648	54920260511700	54920260511752	54920260511804
54920260511441	54920260511493	54920260511545	54920260511597	54920260511649	54920260511701	54920260511753	54920260511805
54920260511442	54920260511494	54920260511546	54920260511598	54920260511650	54920260511702	54920260511754	54920260511806
54920260511443	54920260511495	54920260511547	54920260511599	54920260511651	54920260511703	54920260511755	54920260511807
54920260511444	54920260511496	54920260511548	54920260511600	54920260511652	54920260511704	54920260511756	54920260511808
54920260511445	54920260511497	54920260511549	54920260511601	54920260511653	54920260511705	54920260511757	54920260511809
54920260511446	54920260511498	54920260511550	54920260511602	54920260511654	54920260511706	54920260511758	54920260511810
54920260511447	54920260511499	54920260511551	54920260511603	54920260511655	54920260511707	54920260511759	54920260511811
54920260511448	54920260511500	54920260511552	54920260511604	54920260511656	54920260511708	54920260511760	54920260511812
54920260511449	54920260511501	54920260511553	54920260511605	54920260511657	54920260511709	54920260511761	54920260511813
54920260511450	54920260511502	54920260511554	54920260511606	54920260511658	54920260511710	54920260511762	54920260511814
54920260511451	54920260511503	54920260511555	54920260511607	54920260511659	54920260511711	54920260511763	54920260511815
54920260511452	54920260511504	54920260511556	54920260511608	54920260511660	54920260511712	54920260511764	54920260511816
54920260511453	54920260511505	54920260511557	54920260511609	54920260511661	54920260511713	54920260511765	54920260511817
54920260511454	54920260511506	54920260511558	54920260511610	54920260511662	54920260511714	54920260511766	54920260511818
54920260511455	54920260511507	54920260511559	54920260511611	54920260511663	54920260511715	54920260511767	54920260511819
54920260511456	54920260511508	54920260511560	54920260511612	54920260511664	54920260511716	54920260511768	54920260511820
54920260511457	54920260511509	54920260511561	54920260511613	54920260511665	54920260511717	54920260511769	54920260511821
54920260511458	54920260511510	54920260511562	54920260511614	54920260511666	54920260511718	54920260511770	54920260511822
54920260511459	54920260511511	54920260511563	54920260511615	54920260511667	54920260511719	54920260511771	54920260511823
54920260511460	54920260511512	54920260511564	54920260511616	54920260511668	54920260511720	54920260511772	54920260511824
54920260511461	54920260511513	54920260511565	54920260511617	54920260511669	54920260511721	54920260511773	54920260511825
54920260511462	54920260511514	54920260511566	54920260511618	54920260511670	54920260511722	54920260511774	54920260511826
54920260511463	54920260511515	54920260511567	54920260511619	54920260511671	54920260511723	54920260511775	54920260511827
54920260511464	54920260511516	54920260511568	54920260511620	54920260511672	54920260511724	54920260511776	54920260511828
54920260511465	54920260511517	54920260511569	54920260511621	54920260511673	54920260511725	54920260511777	54920260511829
54920260511466	54920260511518	54920260511570	54920260511622	54920260511674	54920260511726	54920260511778	54920260511830
54920260511467	54920260511519	54920260511571	54920260511623	54920260511675	54920260511727	54920260511779	54920260511831
54920260511468	54920260511520	54920260511572	54920260511624	54920260511676	54920260511728	54920260511780	54920260511832

54920260511833	54920260511885	54920260511937	54920260511989	54920260512041	54920260512093	54920260512145	54920260512197
54920260511834	54920260511886	54920260511938	54920260511990	54920260512042	54920260512094	54920260512146	54920260512198
54920260511835	54920260511887	54920260511939	54920260511991	54920260512043	54920260512095	54920260512147	54920260512199
54920260511836	54920260511888	54920260511940	54920260511992	54920260512044	54920260512096	54920260512148	54920260512200
54920260511837	54920260511889	54920260511941	54920260511993	54920260512045	54920260512097	54920260512149	54920260512201
54920260511838	54920260511890	54920260511942	54920260511994	54920260512046	54920260512098	54920260512150	54920260512202
54920260511839	54920260511891	54920260511943	54920260511995	54920260512047	54920260512099	54920260512151	54920260512203
54920260511840	54920260511892	54920260511944	54920260511996	54920260512048	54920260512100	54920260512152	54920260512204
54920260511841	54920260511893	54920260511945	54920260511997	54920260512049	54920260512101	54920260512153	54920260512205
54920260511842	54920260511894	54920260511946	54920260511998	54920260512050	54920260512102	54920260512154	54920260512206
54920260511843	54920260511895	54920260511947	54920260511999	54920260512051	54920260512103	54920260512155	54920260512207
54920260511844	54920260511896	54920260511948	54920260512000	54920260512052	54920260512104	54920260512156	54920260512208
54920260511845	54920260511897	54920260511949	54920260512001	54920260512053	54920260512105	54920260512157	54920260512209
54920260511846	54920260511898	54920260511950	54920260512002	54920260512054	54920260512106	54920260512158	54920260512210
54920260511847	54920260511899	54920260511951	54920260512003	54920260512055	54920260512107	54920260512159	54920260512211
54920260511848	54920260511900	54920260511952	54920260512004	54920260512056	54920260512108	54920260512160	54920260512212
54920260511849	54920260511901	54920260511953	54920260512005	54920260512057	54920260512109	54920260512161	54920260512213
54920260511850	54920260511902	54920260511954	54920260512006	54920260512058	54920260512110	54920260512162	54920260512214
54920260511851	54920260511903	54920260511955	54920260512007	54920260512059	54920260512111	54920260512163	54920260512215
54920260511852	54920260511904	54920260511956	54920260512008	54920260512060	54920260512112	54920260512164	54920260512216
54920260511853	54920260511905	54920260511957	54920260512009	54920260512061	54920260512113	54920260512165	54920260512217
54920260511854	54920260511906	54920260511958	54920260512010	54920260512062	54920260512114	54920260512166	54920260512218
54920260511855	54920260511907	54920260511959	54920260512011	54920260512063	54920260512115	54920260512167	54920260512219
54920260511856	54920260511908	54920260511960	54920260512012	54920260512064	54920260512116	54920260512168	54920260512220
54920260511857	54920260511909	54920260511961	54920260512013	54920260512065	54920260512117	54920260512169	54920260512221
54920260511858	54920260511910	54920260511962	54920260512014	54920260512066	54920260512118	54920260512170	54920260512222
54920260511859	54920260511911	54920260511963	54920260512015	54920260512067	54920260512119	54920260512171	54920260512223
54920260511860	54920260511912	54920260511964	54920260512016	54920260512068	54920260512120	54920260512172	54920260512224
54920260511861	54920260511913	54920260511965	54920260512017	54920260512069	54920260512121	54920260512173	54920260512225
54920260511862	54920260511914	54920260511966	54920260512018	54920260512070	54920260512122	54920260512174	54920260512226
54920260511863	54920260511915	54920260511967	54920260512019	54920260512071	54920260512123	54920260512175	54920260512227
54920260511864	54920260511916	54920260511968	54920260512020	54920260512072	54920260512124	54920260512176	54920260512228
54920260511865	54920260511917	54920260511969	54920260512021	54920260512073	54920260512125	54920260512177	54920260512229
54920260511866	54920260511918	54920260511970	54920260512022	54920260512074	54920260512126	54920260512178	54920260512230
54920260511867	54920260511919	54920260511971	54920260512023	54920260512075	54920260512127	54920260512179	54920260512231
54920260511868	54920260511920	54920260511972	54920260512024	54920260512076	54920260512128	54920260512180	54920260512232
54920260511869	54920260511921	54920260511973	54920260512025	54920260512077	54920260512129	54920260512181	54920260512233
54920260511870	54920260511922	54920260511974	54920260512026	54920260512078	54920260512130	54920260512182	54920260512234
54920260511871	54920260511923	54920260511975	54920260512027	54920260512079	54920260512131	54920260512183	54920260512235
54920260511872	54920260511924	54920260511976	54920260512028	54920260512080	54920260512132	54920260512184	54920260512236
54920260511873	54920260511925	54920260511977	54920260512029	54920260512081	54920260512133	54920260512185	54920260512237
54920260511874	54920260511926	54920260511978	54920260512030	54920260512082	54920260512134	54920260512186	54920260512238
54920260511875	54920260511927	54920260511979	54920260512031	54920260512083	54920260512135	54920260512187	54920260512196
54920260511876	54920260511928	54920260511980	54920260512032	54920260512084	54920260512136	54920260512188	54920260512144
54920260511877	54920260511929	54920260511981	54920260512033	54920260512085	54920260512137	54920260512189	54920260512092
54920260511878	54920260511930	54920260511982	54920260512034	54920260512086	54920260512138	54920260512190	54920260512040
54920260511879	54920260511931	54920260511983	54920260512035	54920260512087	54920260512139	54920260512191	54920260511988
54920260511880	54920260511932	54920260511984	54920260512036	54920260512088	54920260512140	54920260512192	54920260511936
54920260511881	54920260511933	54920260511985	54920260512037	54920260512089	54920260512141	54920260512193
54920260511882	54920260511934	54920260511986	54920260512038	54920260512090	54920260512142	54920260512194
54920260511883	54920260511935	54920260511987	54920260512039	54920260512091	54920260512143	54920260512195

 If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.